Liability in Respect of Warrants (Tables)	6 Months Ended
Jun. 30, 2024
Liability In Respect of Warrants [Abstract]
Schedule of Fair Value of the Warrants	The fair value of the warrants was determined by the management using the assistance of external appraiser and by using Black-Scholes option pricing model and the following inputs:
June 26, 2024
Financial liabilities:
Expected volatility (%)	92.52
Share price (in $)	0.85
Risk-free interest rate (%)	4.40
Expected life (years)	5.30
Dividend yield (%)	-

Schedule of the Movement in Warrant Liability	The following table summarizes the movement in warrant liability during the six month period ended June 30, 2024:
2024
U.S. dollars in thousands

Balance as at January 1, 2024	$1,412
Revaluation of liability in respect to warrants	283
Reclassification of warrants into equity	(1,695)
Balance as at June 30, 2024	$-